Fees Summary	Mar. 23, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 28,038.19
Total Fee Amount	49,640.94
Interest Amount	0
Net Fee	$ 21,602.75
Total Fee and Interest Amount	49,640.94